Basis of Presentation and General Information (Table) (Details)	6 Months Ended
Jun. 30, 2013
Deep Seas
Property Plant And Equipment [Line Items]
DWT	72,891
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Calm Seas
Property Plant And Equipment [Line Items]
DWT	74,047
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Kind Seas
Property Plant And Equipment [Line Items]
DWT	72,493
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Pearl Seas
Property Plant And Equipment [Line Items]
DWT	74,483
Vessel Year Built	2006
Delivery Date	August 2007
Date of Incorporation	Jul. 04, 2007
Sapphire Seas
Property Plant And Equipment [Line Items]
DWT	53,702
Vessel Year Built	2005
Delivery Date	August 2007
Date of Incorporation	Jul. 17, 2007
Diamond Seas
Property Plant And Equipment [Line Items]
DWT	74,274
Vessel Year Built	2001
Delivery Date	September 2007
Date of Incorporation	Jul. 17, 2007
Coral Seas
Property Plant And Equipment [Line Items]
DWT	74,477
Vessel Year Built	2006
Delivery Date	November 2007
Date of Incorporation	Sep. 27, 2007
Golden Seas
Property Plant And Equipment [Line Items]
DWT	74,475
Vessel Year Built	2006
Delivery Date	December 2007
Date of Incorporation	Sep. 27, 2007
Friendly Seas
Property Plant And Equipment [Line Items]
DWT	58,779
Vessel Year Built	2008
Delivery Date	August 2008
Date of Incorporation	Jun. 19, 2008
Dream Seas
Property Plant And Equipment [Line Items]
DWT	75,151
Vessel Year Built	2009
Delivery Date	July 2010
Date of Incorporation	Apr. 08, 2010
Prosperous Seas
Property Plant And Equipment [Line Items]
DWT	37,293
Vessel Year Built	2012
Delivery Date	May 2012
Date of Incorporation	Aug. 05, 2009
Precious Seas
Property Plant And Equipment [Line Items]
DWT	37,205
Vessel Year Built	2012
Delivery Date	June 2012
Date of Incorporation	Apr. 06, 2010
Priceless Seas
Property Plant And Equipment [Line Items]
DWT	37,202
Vessel Year Built	2013
Delivery Date	January 2013
Date of Incorporation	May 05, 2010
Hull 656
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	Oct. 06, 2009
Hull 657
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	May 04, 2010
Hull 625
Property Plant And Equipment [Line Items]
TEU	37,200
Expected Delivery	2013
Date of Incorporation	May 05, 2010